Note 7 - Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
May 30, 2014
Supplemental Cash Flow Elements [Abstract]
Repayments of Debt, Non-cash Capital Contribution	$ 336.8